CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (1,651,273)	$ (1,225,300)	$ (123,239,785)
Other comprehensive (loss)/income, net of tax of $nil:
Change in cumulative foreign currency translation adjustment	45,396	(166,607)	(2,441,726)
Comprehensive loss	$ (1,605,877)	$ (1,391,907)	$ (125,681,511)